Note Payable to Bank (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Schedule of debt maturities

Year ended December 31,	Amount
2021	$2,241
2022	10,137
2023	10,137
2024	10,137
2025	10,137
Thereafter	22,193
Total payments	64,982
Less current portion	13,990
$50,992